CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Ordinary shares	Additional Paid in Capital [1]	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interest
Beginning balance, shares at Jun. 30, 2021		779,510
Beginning balance at Jun. 30, 2021	$ (1,241,661)	$ 78	$ 9,922	$ 23,259	$ (1,274,920)
Ordinary shares issued for conversion of debt, shares		120,652,634
Ordinary shares issued for conversion of debt, value	1,547,804	$ 12,065	1,535,739
Foreign currency translation adjustment	(14,143)			(14,143)
Net loss	(1,076,823)				(1,076,823)
Ending balance, shares at Jun. 30, 2022		121,432,144
Ending balance at Jun. 30, 2022	(784,823)	$ 12,143	1,545,661	9,116	(2,351,743)
Capital contribution from non-controlling interest	67			(2)		$ 69
Ordinary shares issued for conversion of debt, shares		295,824
Ordinary shares issued for conversion of debt, value	790,287	$ 29	790,258
Share issued under stock-based compensation, shares		5,071,886
Share issued under stock-based compensation, value	13,568,137	$ 507	13,567,630
Foreign currency translation adjustment	(460,152)			(460,152)
Net loss	(16,791,770)				(16,791,770)
Ending balance, shares at Jun. 30, 2023		126,799,854
Ending balance at Jun. 30, 2023	$ (3,678,254)	$ 12,679	$ 15,903,549	$ (451,038)	$ (19,143,513)	$ 69

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.